Income Taxes - Summary of Federal Net Operating Losses and Tax Credits Carryforwards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal net operating losses, Amount	$ 9,106,169
Research and development credits, Amount	$ 359,980	$ 346,552
Federal net operating losses, expiration period start	2028
Federal net operating losses, expiration period end	2033
Research and development credits, expiration period start	2028
Research and development credits, expiration period end	2033